SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT USEFUL LIVES

Plant and equipment are carried at cost less accumulated depreciation. Depreciation is provided over the assets’ estimated useful lives, using the straight-line method. Estimated useful lives of the plant and equipment are as follows:

Production plant	5-10 years
Motor vehicles	10-15 years
Office equipment	5-10 years